Long-term Debt (Revolving Credit Facility) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	CAD 1,300
Revolving credit facility, maximum borrowing capacity	1,800
Outstanding borrowings under the revolving credit facility	0	CAD 0
Line of credit facility, draws during period	0	CAD 0
Revolving Credit Facility Tranche One
Line of Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	CAD 420
Revolving credit facility, expiration date	May 05, 2020
Revolving Credit Facility Tranche Two
Line of Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	CAD 880
Revolving credit facility, expiration date	May 05, 2022